UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4964

CREDIT SUISSE NEW YORK MUNICIPAL FUND

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:                                                          Schedule of Investments

Credit Suisse New York Municipal Fund

Schedule of Investments

July 31, 2004 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

MUNICIPAL BONDS (98.8%)
New York (95.2%)
$1,000	Brookhaven NY General Obligation Unlimited (MBIA Insured) (Non-Callable)	(AAA , Aaa)	08/15/14	5.000	$1,089,700
695	Metropolitan Transportation Authority New York Transport Facilities Revenue Bonds, Prerefunded Series C (FSA Insured) (Callable 07/01/12 @ $100.00)	(AAA , Aaa)	07/01/14	5.125	769,970
1,315	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series A (Non-Callable)	(AAA , Baa1)	07/01/05	5.000	1,357,409
1,000	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series A (Non-Callable)	(AAA , Baa1)	07/01/07	5.250	1,083,550
1,500	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series C-1 (Non-Callable)	(AAA , Aaa)	07/01/05	6.000	1,561,740
1,750	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series D (MBIA Insured) (Non-Callable)	(AAA , Aaa)	07/01/05	6.000	1,822,030
200	Metropolitan Transportation Authority, Commuter Facilities Revenue Bonds, Series E (AMBAC Insured) (Callable 07/01/07 @ $101.00)	(AAA , Aaa)	07/01/11	5.000	215,674
600	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Series A (FGIC Insured)	(AAA , Aaa)	04/01/13	5.600	676,248
1,000	Metropolitan Transportation Authority, NY, Dedicated Tax Fund, Series A (Non-Callable)	(AAA , Aaa)	04/01/15	5.500	1,136,160
1,500	Metropolitan Transportation Authority, NY, Transportation Facilities Revenue Bonds, Service Contract, Series R (Non-Callable)	(AAA , Aaa)	07/01/07	5.500	1,634,970
1,000	Municipal Assistance Corp., New York City, Revenue Bonds, Series H	(AA+ , Aa1)	07/01/07	6.250	1,108,950
1,000	Municipal Assistance Corp., New York City, Revenue Bonds, Series M	(AA+ , Aa1)	07/01/08	5.500	1,104,040
600	Municipal Assistance Corp., New York City, Revenue Bonds, Series O	(AA+ , Aa1)	07/01/06	5.250	637,758
1,500	Municipal Assistance Corp., New York City, Revenue Bonds, Series P	(AA+ , Aa1)	07/01/08	5.000	1,628,925
1,000	Nassau County New York Interim Finance, Revenue Bonds, Series A	(AAA , Aaa)	11/15/09	5.000	1,088,720
2,000	New York City General Obligation Unlimited, Series A	(A , A2)	08/01/06	7.000	2,182,340
1,050	New York City General Obligation Unlimited, Series D	(A , A2)	08/01/07	5.750	1,141,234
1,980	New York City General Obligation Unlimited, Series E	(A , A2)	08/01/08	5.250	2,143,211
1,000	New York City General Obligation Unlimited, Series F	(A , A2)	08/01/09	5.000	1,077,090
1,000	New York City General Obligation Unlimited, Series H (Callable 03/15/11 @ $101.00)	(A , A2)	03/15/13	5.750	1,102,040
1,000	New York City General Obligation Unlimited, Series J (Callable 08/01/07 @ $101.00)	(A , A2)	08/01/11	6.125	1,097,880

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

105	New York City General Obligation Unlimited, Unrefunded Series H, Subseries H1 (Callable 08/01/04 @ $101.50)	(A , A2)	08/01/08	6.000	107,027
1,000	New York City Industrial Development Agency, YMCA Greater NY Project	(NR , Baa1)	08/01/06	6.000	1,068,260
1,000	New York City Municipal Water Finance Authority, Revenue Bonds, Series B (FSA Insured) (Non-Callable)	(AAA , Aaa)	06/15/14	5.000	1,085,980
1,000	New York City Municipal Water Finance Authority, Revenue Bonds, Series D	(AA+ , Aa2)	06/15/15	5.250	1,079,830
465	New York City Transitional Finance Authority, Prerefunded Future Tax, Series B	(AA+ , Aa2)	02/01/08	5.500	509,626
110	New York City Transitional Finance Authority, Prerefunded Future Tax, Series C	(AA+ , Aa2)	02/01/08	5.500	120,557
205	New York City Transitional Finance Authority, Prerefunded Future Tax, Series C	(AA+ , Aa2)	02/01/08	5.500	224,674
785	New York City Transitional Finance Authority, Transitional Finance Authority, Unrefunded Balance, Future Tax, Series C	(AA+ , Aa2)	02/01/08	5.500	855,744
760	New York City Transitional Finance Authority, Unrefunded Future Tax, Series B	(AA+ , Aa2)	02/01/08	5.500	828,491
1,000	New York City Transitional Finance Authority Revenue Bonds, Refunding Future Tax Secured, Series B (Callable 02/01/2011 @ $100.00) #	(AA+ , Aa2)	02/01/29	5.250	1,083,650
520	New York State Dormitory Authority, Consolidated City University Systems, Revenue Bonds, Series A	(AA- , A3)	07/01/05	5.700	539,027
1,000	New York State Dormitory Authority, Lenox Hill Hospital Obligation Group, Revenue Bonds	(NR , A3)	07/01/09	5.250	1,084,780
1,000	New York State Dormitory Authority, Mental Health Services Facilities Revenue Bonds, Series G	(AAA , Aaa)	02/15/09	5.250	1,090,860
1,745	New York State Dormitory Authority, State University Dormitory Facilities Revenue Bonds, Series A (AMBAC Insured)	(AAA , Aaa)	07/01/06	5.750	1,868,110
1,000	New York State Dormitory Authority, State University Educational Facilities, Revenue Bonds, Series B (Callable 05/15/08 @ $101.00)	(AA- , A3)	05/15/09	5.250	1,082,400
500	New York State Dormitory Authority, Yeshiva University Revenue Bonds (AMBAC Insured) (Non-Callable)	(NR , Aaa)	07/01/14	5.250	554,635
520	New York State Environmental Facilities Corp., Clean Water & Drinking Revenue Bonds Revolving Funds, Series A (Non-Callable)	(AAA , Aaa)	04/15/10	4.250	547,841
1,125	New York State Local Government Assistance Corp., Revenue Bonds, Series A	(AAA , Aaa)	04/01/06	6.000	1,199,542
1,000	New York State Local Government Assistance Corp., Revenue Bonds, Series A (Non-Callable)	(AA , A1)	04/01/07	6.000	1,091,830

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

100	New York State Power Authority, General Purpose Revenue Bonds	(AAA , Aaa)	01/01/18	7.000	119,178
800	New York State Urban Development Corp., Correctional & Youth Facilities Revenue Bonds, Series A	(AA- , A3)	01/01/17	5.000	851,160
1,000	New York State Urban Development Corp., Correctional Facilities Service Contract Revenue Bonds, Series C (Callable 01/01/09 @ $101.00)	(AAA , Aaa)	01/01/13	6.000	1,137,610
1,000	New York State Urban Development Corp., State Facilities Revenue Bonds	(AA- , A3)	04/01/11	5.750	1,125,150
1,000	Rockland County New York General Obligation Bonds (Callable 10/15/09 @ $101.00)	(AA- , A1)	10/15/14	5.500	1,103,080
1,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A	(AAA , Aa3)	01/01/07	5.500	1,078,200
1,420	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series A (Callable 01/01/09 @ $101.00)	(AAA , Aa3)	01/01/18	5.125	1,568,333
1,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series B	(AAA , Aa3)	01/01/09	5.500	1,107,710
1,000	Triborough Bridge & Tunnel Authority, Revenue Bonds, Series Y	(AAA , Aa3)	01/01/06	5.800	1,055,500
TOTAL NEW YORK (Cost $48,737,158)					50,828,424

Puerto Rico (3.6%)
1,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds (MBIA Insured)	(AAA , Aaa)	07/01/07	6.000	1,103,790
575	Puerto Rico Public Buildings Authority, Prerefunded Government Facilities Revenue Bonds, Series C (Non-Callable)	(A- , Baa1)	07/01/05	5.000	593,273
210	Puerto Rico Public Buildings Authority, Unrefunded Balance Government Facilities Revenue Bonds, Series C (Non-Callable)	(A- , Baa1)	07/01/05	5.000	216,567
TOTAL PUERTO RICO (Cost $1,827,964)					1,913,630

TOTAL MUNICIPAL BONDS (Cost $50,565,122)					52,742,054

Number of Shares

SHORT-TERM INVESTMENT (0.1%)
70,628	Blackrock Provident New York Money Fund (Cost $70,628)	70,628

TOTAL INVESTMENTS AT VALUE (98.9%) (Cost $50,635,750)		52,812,682

OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%)		599,112

NET ASSETS (100.0%)		$53,411,794

INVESTMENT ABBREVIATIONS

AMBAC –American Municipal Bond Assurance Corporation
FGIC – Financial Guaranty Insurance Company
FSA – Financial Security Assurance, Inc.
MBIA –MBIA Insurance Corporation

† Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors     Service, Inc. (“Moody’s”) are unaudited.

# Variable rate obligations – The interest rate shown is the rate as of July 31, 2004.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.

Federal Income Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $50,635,750, $2,313,498, $(136,566) and $2,176,932, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE NEW YORK MUNICIPAL FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004